EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY METHOD INVESTMENTS
Schedule of proportion of ownership interest

		% of ownership interest
Name of the entity	Country of incorporation	12/31/2024	12/31/2023
SCHMID AVACO Korea Co. Ltd. (SAK)	South Korea	50%	50%
Advanced Energy Storage Systems Investment Company (AES)	Kingdom of Saudi Arabia	—%	51%
SCHMID Energy Systems GmbH (SES)	Germany	49%	—%